Trade and other payables	12 Months Ended
Dec. 31, 2021
Trade and other payables
Trade and other payables

18 Trade and other payables

	December 31,	December 31,
(€ million)	2021	2020
Trade payables	16,795	8,679
Down payments and advances from joint ventures in exploration & production activities	552	417
Payables for purchase of non-current assets	1,732	1,393
Payables due to partners in exploration & production activities	1,188	1,120
Other payables	1,453	1,327
	21,720	12,936

The increase in trade payables of €8,116 million refers to Global Gas & LNG Portfolio segment for €6,626 million and to Refining & Marketing and Chemical segment for €1,220 million.

Other payables included: (i) payroll payables for €328 million (€255 million at December 31, 2020); (ii) the amounts still due to the triggering of the take-or-pay clause of the long-term supply contracts for €185 million (€376 million at December 31, 2020); (iii) payables for social security contributions for €112 million (€92 million at December 31, 2020).

Trade and other payables were denominated in euro for €14,250 million and in U.S. dollar for €5,864 million.

Because of the short-term maturity and conditions of remuneration of trade payables, the fair values approximated the carrying amounts.

Trade and other payables due to related parties are described in note 36 — Transactions with related parties.